Basis of Presentation and Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Significant Accounting Policies

Note 1—Basis of Presentation and Significant Accounting Policies

Operations

William Lyon Homes, a Delaware corporation, and subsidiaries (the “Company”) are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona and Nevada.

Basis of Presentation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission. The consolidated financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. We applied the accounting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 852 (“ASC 852”), “Reorganizations,” as of February 24, 2012 (see Note 3). Therefore, our condensed consolidated balance sheet as of September 30, 2012, which is referred to as that of the “Successor”, includes adjustments resulting from the reorganization and application of ASC 852 and is not comparable to our balance sheet as of December 31, 2011, which is referred to as that of the “Predecessor”. References to the “Successor” in the unaudited condensed consolidated financial statements and the notes thereto refer to the Company after giving effect to the reorganization and application of ASC 852. References to the “Predecessor” refer to the Company prior to the reorganization and application of ASC 852.

The interim condensed consolidated financial statements have been prepared in accordance with the Company’s accounting practices. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for presentation in accordance with U.S. generally accepted accounting principles have been included. Operating results for the three months ended September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of September 30, 2012 and December 31, 2011 and revenues and expenses for the three months ended September 30, 2012 and 2011, period from January 1, 2012 through February 24, 2012, and period from February 25, 2012 through September 30, 2012. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, accounting for variable interest entities, and fresh start accounting. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

The condensed consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 5). Investments in joint ventures which have not been determined to be variable interest entities in which the Company is considered the primary beneficiary are accounted for using the equity method because the Company has a 50% or less voting and economic interest (and thus such joint ventures are not controlled by the Company). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Real Estate Inventories

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, lots under development, finished lots, homes under construction, completed homes and model homes projects. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its accumulated real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves approximately one to one and one quarter percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Changes in the Company’s warranty liability for the period from February 25, 2012 through September 30, 2012, January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Warranty liability, beginning of period	$14,000	$14,314	$16,341
Warranty provision during period	1,649	187	1,753
Warranty payments during period	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	427	199	(79)
Fresh start adjustment	—	145	—

Warranty liability, end of period	$14,132	$14,000	$14,608

Interest incurred under the Term Loan, the Senior Subordinated Notes, and other notes payable, as more fully discussed in Note 10, is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company incurred interest of $8.7 million, $22.3 million, and $7.1 million, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company capitalized interest of $6.2 million, $15.0 million, and $4.6 million, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company recorded $2.5 million, $7.3 million, and $2.5 million, respectively, of interest expense. During the three and nine months ended September 30, 2011, the Company incurred $15.9 million and $45.8 million, capitalized $7.9 million and $27.8 million and recorded $8.0 million and $18.0 million of interest expense, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, cash paid for interest was $6.3 million, $18.1 million, and $8.9 million, respectively. During the three and nine months ended September 30, 2011, cash paid for interest was $10.7 million and $39.5 million, respectively.

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition (“ASC 605”). Under ASC 605, the Company records revenues and expenses as a contracted project progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract.

The Company entered into construction management agreements to build, sell and market homes in certain communities. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of September 30, 2012. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain other contractual arrangements in the normal course of business. Under the terms of the Amended Term Loan disclosed in Note 10, all of the Company’s standby letters of credit are secured by cash and cash equivalents.

Income (loss) per share

The Company computes income (loss) per share in accordance with ASC Topic 260, Earnings per Share, which requires income (loss) per share for each class of stock to be calculated using the two-class method. The two-class method is an allocation of income (loss) between the holders of common stock and a company’s participating security holders.

Basic income (loss) per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock outstanding. For purposes of determining diluted income (loss) per common share, basic income (loss) per common share is further adjusted to include the effect of potential dilutive common shares outstanding.

All potentially dilutive shares related to the warrant to purchase 15,737,294 shares of Class B Common Stock were excluded from the diluted loss per share calculations for the three months ended September 30, 2012 and the period from February 25, 2012 through September 30, 2012 because the effect of their inclusion would be antidilutive, or would decrease the reported loss per share.

Impact of New Accounting Pronouncements

In 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” Our adoption of these new provisions of ASU 2011-04 on January 1, 2012 did not have an impact on our condensed consolidated financial statements.